EQUITY	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
EQUITY	EQUITY
At December 31, 2024, the Company was authorized to issue 1,000 shares of common stock, par value $0.001 per share. At December 31, 2024, 1,000 shares of the Company’s common stock were issued and outstanding. All such issued and outstanding shares were held by Paramount.

“Due from shareholder” on the Consolidated Balance Sheet represents a receivable from Paramount of $1 in connection with the issuance of the Company’s common stock.